UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

INSTITUTIONAL ENHANCED PORTFOLIO

FORM N-Q
MAY 31, 2007

Institutional Enhanced Portfolio

Schedule of Investments (unaudited)	May 31, 2007

Face
Amount	Security	Value

ASSET-BACKED SECURITIES — 25.6%
Home Equity — 24.2%
$ 2,254,772	ACE Securities Corp., Series 2006-ASL1, Class A, 5.460% due 6/25/07 (a)	$2,255,341
1,259,843	American Home Mortgage Investment Trust, Series 2005-02, Class 5A2, 5.470%
	due 6/25/07 (a)	1,260,680
1,642,120	Ameriquest Mortgage Securities, Inc., Series 2005-R3, Class A1B, 5.580%
	due 6/25/07 (a)	1,644,419
466,945	Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 6/25/07 (a)	467,174
2,000,000	Bayview Financial Acquisition Trust, Series 2003-G, Class A1, 5.928%
	due 6/28/07 (a)(b)	2,000,000
1,565,908	Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 5.770% due 6/25/07 (a)(b)	1,565,908
94,980	Carrington Mortgage Loan Trust, Series 2005-OPT2, Class A1C, 5.550%
	due 6/25/07 (a)	95,063
1,875,446	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-06,
	Class 2A2, 5.610% due 6/25/07 (a)	1,878,625
1,039,937	Countrywide Asset-Backed Certificates, Series 2005-11, Class AF1, 5.504%
	due 6/25/07 (a)	1,040,760
	Countrywide Home Equity Loan Trust:
2,070,863	Series 2003-B, Class A, 5.630% due 6/15/07 (a)	2,074,599
2,645,144	Series 2005-F, Class 2A, 5.570% due 6/15/07 (a)	2,649,045
841,927	Series 2005-L, Class A, 5.540% due 6/15/07 (a)	842,092
2,184,468	FBR Securitization Trust, Series 2005-01, Class A2, 5.568% due 6/28/07 (a)	2,186,218
422,307	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10,
	Class A2, 5.724% due 6/25/07 (a)	422,907
	GMAC Mortgage Corp. Loan Trust:
2,250,000	Series 2006-HE1, Class A, 5.534% due 6/25/07 (a)	2,249,615
2,900,000	Series 2006-HE4, Class A1, 5.390% due 6/25/07 (a)	2,897,660
	GSAMP Trust:
1,562,394	Series 2006-S2, Class A2, 5.420% due 6/25/07 (a)	1,563,366
658,729	Series 2006-S3, Class A1, 6.085% due 6/25/07	654,717
1,953,584	Series 2006-SEA1, Class A, 5.620% due 6/25/07 (a)(b)	1,947,274
1,187,829	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A,
	5.490% due 6/25/07 (a)	1,187,893
737,401	IXIS Real Estate Capital Trust, Series 2006-HE1, Class A1, 5.410% due 6/25/07 (a)	737,897
2,528,241	Lehman XS Trust, Series 2005-02, Class 2A1A, 5.470% due 6/25/07 (a)	2,530,486
	Morgan Stanley Mortgage Loan Trust:
1,853,642	Series 2006-12XS, Class A1, 5.440% due 6/25/07 (a)	1,854,928
2,086,513	Series 2006-17XS, Class A1, 5.440% due 6/25/07 (a)	2,088,410
2,400,331	Series 2007-3XS, Class 2A1B, 5.490% due 6/25/07 (a)	2,403,917
2,464,814	New Century Home Equity Loan Trust, Series 2005-B, Class A2B, 5.504%
	due 6/25/07 (a)	2,461,183
397,740	Novastar Home Equity Loan, Series 2003-02, Class A1, 5.629% due 6/25/07 (a)	398,422
437,675	Popular ABS Mortgage Pass-Through Trust, Series 2004-04, Class AF1, 5.574%
	due 6/25/07 (a)	438,054
	RAAC:
1,408,875	Series 2006-RP2, Class A, 5.570% due 6/25/07 (a)(b)	1,409,464
1,727,354	Series 2006-RP3, Class A, 5.594% due 6/25/07 (a)(b)	1,723,576
90,158	Residential Asset Securities Corp., Series 2003-KS1, Class A2, 6.060%
	due 6/25/07 (a)	90,254
	SACO I Trust:
2,718,717	Series 2005-08, Class A1, 5.604% due 6/25/07 (a)	2,720,402
715,936	Series 2005-WM2, Class A1, 5.604% due 6/25/07 (a)	715,633
2,517,738	Series 2006-01, Class A, 5.490% due 6/25/07 (a)	2,517,252
2,270,349	Series 2006-05, Class 1A, 5.470% due 6/25/07 (a)	2,270,891
1,975,701	Series 2006-07, Class A1, 5.450% due 6/25/07 (a)	1,976,047

See Notes to Schedule of Investments.

1

Institutional Enhanced Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Security	Value

Home Equity — 24.2% (continued)
$ 78,343	Specialty Underwriting & Residential Finance, Series 2003-BC3, Class A,
	5.674% due 6/25/07 (a)	$78,481
1,104,481	Structured Asset Investment Loan Trust, Series 2004-08, Class A8, 5.820%
	due 6/25/07 (a)	1,108,811
916,738	Truman Capital Mortgage Loan Trust, Series 2005-01, Class A, 5.754% due
	6/25/07 (a)(b)	916,738
1,960,898	Wachovia Asset Securitization Inc., Series 2002-HE2, Class A, 5.750% due
	6/25/07 (a)	1,964,268

	Total Home Equity	61,288,470

Credit Card — 0.8%
2,104,328	Compucredit Acquired Portfolio Voltage Master Trust, Series 2006-1A, Class A1,
	5.490% due 6/15/07 (a)(b)	2,109,588

Automobiles — 0.6%
1,100,905	Drivetime Auto Owner Trust, Series 2006-A, Class A2, 5.420% due 6/15/07 (b)	1,101,593
400,000	Hertz Vehicle Financing LLC, Series 2005-2A, Class A3, 5.520% due 6/25/07 (a)(b)	400,438

	Total Automobiles	1,502,031

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $64,823,575)	64,900,089

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.7%
2,480,233	American Home Mortgage Assets, Series 2006-04, Class 1A12, 5.530% due
	6/25/07 (a)	2,486,327
1,017,747	American Home Mortgage Investment Trust, Series 2005-03, Class 3A2, 5.500%
	due 6/25/07 (a)	1,018,365
943,326	Banc of America Mortgage Securities, Series 2003-01, Class 1A5, 5.750%
	due 7/25/07	941,570
	Countrywide Alternative Loan Trust:
135,155	Series 2004-J13, Class 1A1, 5.620% due 6/25/07 (a)	135,263
707,202	Series 2005-24, Class 1A1, 6.337% due 6/20/07 (a)	708,852
1,108,283	Series 2005-24, Class 4A1, 5.560% due 6/20/07 (a)	1,108,153
786,717	Series 2006-OA01, Class 1A1, 5.540% due 6/20/07 (a)	787,252
851,985	Series 2006-OA02, Class A5, 5.560% due 6/20/07 (a)	852,917
	Series 2006-OA17:
2,456,434	Class 1A1A, 5.515% due 6/20/07 (a)	2,456,901
2,064,700	Class 2A1, 5.876% due 6/20/07 (a)	2,065,200
	Harborview Mortgage Loan Trust:
2,487,249	Series 2006-07, Class 2A1A, 5.520% due 6/19/07 (a)	2,490,208
2,423,763	Series 2006-14, Class 2A1A, 5.470% due 6/19/07 (a)	2,426,538
1,249,204	IMPAC CMB Trust, Series 2004-04, Class 1A1, 5.640% due 6/25/07 (a)	1,250,190
1,961,803	IMPAC Secured Assets Corp., Series 2005-02, Class A1, 5.644% due 6/25/07 (a)	1,969,829
	Indymac Index Mortgage Loan Trust:
1,804,223	Series 2004-AR5, Class 2A1A, 5.750% due 6/25/07 (a)	1,807,705
1,348,464	Series 2005-AR02, Class 2A2A, 5.664% due 6/25/07 (a)	1,353,597
1,293,165	Series 2005-AR10, Class A1, 5.584% due 6/25/07 (a)	1,296,909
	Lehman XS Trust:
818,562	Series 2006-04N, Class A2A, 5.544% due 6/25/07 (a)	819,959
2,565,827	Series 2006-10N, Class 2A2, 5.420% due 6/25/07 (a)	2,563,818
2,574,756	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.510%
	due 6/25/07 (a)	2,580,506
	Residential Accredit Loans Inc.:
1,443,103	Series 2003-QA1, Class A1, 5.664% due 6/25/07 (a)	1,450,705
2,456,095	Series 2006-QO10, Class A1, 5.480% due 6/25/07 (a)	2,453,313
1,031,720	Series 2006-QO5, Class 3A1, 5.390% due 6/25/07 (a)	1,032,237

See Notes to Schedule of Investments.

2

Institutional Enhanced Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS —21.7% (continued)
$ 1,171,713	Residential Funding Mortgage Securities II Inc., Series 2006-HI1, Class A1,
	5.430% due 6/25/07 (a)	$1,172,301
1,429,842	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-10, Class A1,
	5.520% due 6/25/07 (a)	1,430,612
1,033,111	Structured Asset Mortgage Investments Inc., Series 2005-AR7, Class 1A1,
	7.653% due 6/25/07 (a)	1,050,124
	Thornburg Mortgage Securities Trust:
1,826,670	Series 2004-02, Class A1, 5.630% due 6/25/07 (a)	1,828,930
1,140,640	Series 2004-03, Class A, 5.690% due 6/25/07 (a)	1,143,607
2,838,888	Series 2005-03, Class A4, 5.594% due 6/25/07 (a)	2,838,465
2,450,467	Series 2006-01, Class A3, 5.490% due 6/25/07 (a)	2,449,829
	Series 2006-03:
985,103	Class A2, 5.425% due 6/25/07 (a)	984,438
715,903	Class A3, 5.430% due 6/25/07 (a)	715,160
2,829,055	WaMu Mortgage Pass Through Certificates, Series 2007-0A4, Class 1A, 5.784%
	due 6/25/07 (a)	2,829,386
	Washington Mutual Inc.:
920,144	Series 2005-AR13, Class A1A1, 5.614% due 6/25/07 (a)	922,486
690,549	Series 2005-AR15, Class A1A1, 5.584% due 6/25/07 (a)	693,247
753,520	WMALT Mortgage Pass-Through Certificates, Series 2006-AR1, Class A1A,
	5.570% due 6/25/07 (a)	756,587

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $54,879,795)	54,871,486

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $119,703,370)	119,771,575

SHORT-TERM INVESTMENTS — 52.3%
Commercial Paper — 32.7%
2,500,000	Albis Capital Corp., 5.361% due 7/25/07 (c)	2,480,162
5,000,000	Anglesea Funding, 5.349% due 7/4/07 (c)	4,971,780
7,500,000	Barclays Bank PLC NY, 5.390% due 2/4/08	7,496,250
7,500,000	Catapult PMX Funding, 5.384% due 7/20/07 (c)	7,495,515
7,000,000	Ebury Finance Ltd., 5.380% due 7/24/07 (a)(b)(c)	6,945,999
7,500,000	Fenway Funding LLC, 5.246% due 11/23/07 (c)	7,309,200
12,000,000	Harwood Street Funding I, 5.401% due 6/1/07 (c)	12,000,000
3,117,000	Hudson Thames Capital Ltd., 5.382% due 8/20/07 (b)(c)	3,080,531
8,458,000	Mica Funding LLC, 5.401% due 6/1/07 (c)	8,458,000
7,500,000	Mint II LLC, 5.396% due 8/27/07 (b)(c)	7,404,675
7,500,000	Mitten GMAC Mortgage Corp., 5.363% due 6/15/07 (c)	7,484,396
	Morrigan TRR Funding LLC:
3,000,000	5.403% due 7/9/07 (b)(c)	2,959,889
5,000,000	5.389% due 11/5/07 (b)(c)	4,885,650

	Total Commercial Paper	82,972,047

Master Notes — 8.7%
12,000,000	Merrill Lynch Master Note, 5.443% due 6/1/07	12,000,000
10,000,000	Morgan Stanley Master Note, 5.483% due 6/1/07	10,000,000

	Total Master Notes	22,000,000

Medium-Term Note — 4.3%
11,000,000	Stanfield Victoria Funding LLC, 5.450% due 9/21/09 (a)(b)	10,997,800

U.S. Government Agencies — 6.6%
	Federal Home Loan Mortgage Corp. (FHLMC), Notes:
6,650,000	5.400% due 10/9/08	6,643,949
10,000,000	5.500% due 2/13/09	9,997,920

See Notes to Schedule of Investments.

3

Institutional Enhanced Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Security	Value

	Total U.S. Government Agencies	$16,641,869

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $132,630,179)	$132,611,716

	TOTAL INVESTMENTS — 99.6% (Cost — $252,333,549#)	252,383,291
	Other Assets in Excess of Liabilities — 0.4%	915,979

	TOTAL NET ASSETS — 100.0%	$253,299,270

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.  Organization and Significant Accounting Policies

Institutional Enhanced Portfolio (the “Portfolio”) is a separate diversified investment series of the Master Portfolio Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified series of Institutional Portfolio, a Massachusetts business trust, registered under the 1940 Act as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Investment Valuation. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

(b)  Security Transactions. Security transactions are accounted for on a trade date basis.

2.   Investments

At May 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$152,927
Gross unrealized depreciation	(103,185)

Net unrealized appreciation	$49,742

ITEM 2.		CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.		EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By      /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:      July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 27, 2007

By:     /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:      July 27, 2007